One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 10, 2021

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII
1940 Act Registration Number: 811‑08836
1933 Act Registration Numbers: 033‑85592, 333‑23723 and 333‑93947
CIK: 0000932020
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account VIII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 20, 2021
American Century Variable Portfolios, Inc.	0000814680	August 24, 2021
American Funds Insurance Series	0000729528	August 31, 2021
BlackRock Variable Series Funds II, Inc.	0001738072	August 26, 2021
BNY Mellon Investment Portfolios	0001056707	August 9, 2021
Guggenheim Variable Funds Trust	0000217087	September 8, 2021
Janus Aspen Series	0000906185	August 30, 2021
Legg Mason Partners Variable Equity Trust	0001176343	August 17, 2021 August 18, 2021
MFS® Variable Insurance Trust	0000918571	August 19, 2021
MFS® Variable Insurance Trust II	0000719269	August 23, 2021
MFS® Variable Insurance Trust III	0001065698	August 17, 2021
Neuberger Berman Advisers Management Trust	0000736913	August 20, 2021
PIMCO Variable Insurance Trust	0001047304	September 2, 2021
Royce Capital Fund	0001006387	August 24, 2021
Rydex Variable Trust	0001064046	September 8, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company